As filed with the Securities and Exchange Commission on May 15, 2019

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 66	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☒   Immediately upon filing pursuant to paragraph (b)

☐    On [date] pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    On [date] pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following series of the Registrant: The Asia Ex Japan Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The International Smaller Companies Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, and The U.S. Equity Growth Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Edinburgh, Scotland on the 15th day of May, 2019.

BAILLIE GIFFORD FUNDS

By:	/s/ David W. Salter
Name:	David W. Salter
Title:	President

Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Howard W. Chin*	Trustee	May 15, 2019
Howard W. Chin

/s/ Pamela M. J. Cox*	Trustee	May 15, 2019
Pamela M. J. Cox

/s/ Bruce C. Long*	Trustee	May 15, 2019
Bruce C. Long

/s/ Robert E. Rigsby*	Trustee	May 15, 2019
Robert E. Rigsby

/s/ David W. Salter	Trustee & President (Principal Executive Officer)	May 15, 2019
David W. Salter

/s/ Lindsay Cockburn	Treasurer (Principal Financial and Accounting	May 15, 2019
Lindsay Cockburn	Officer)

*By:	/s/ David W. Salter

David W. Salter**

Date: May 15, 2019

**     Attorney-in-Fact pursuant to a Power of Attorney executed on March 15, 2018 and filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement of the Trust on Form N-1A filed on April 30, 2018.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)